Cover	Nov. 15, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity File Number	001-40386
Entity Registrant Name	Data Knights Acquisition Corp.
Entity Central Index Key	0001849380
Entity Tax Identification Number	86-2076743
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Trident Court, 1 Oakcroft Road
Entity Address, City or Town	Chessington Surrey
Entity Address, Country	GB
Entity Address, Postal Zip Code	KT9 1BD
City Area Code	011
Local Phone Number	44-208-090-2009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	DKDCU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	DKDCA
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	DKDCW
Security Exchange Name	NASDAQ